Related Party Transaction and Balances (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Schedule of relationship with related parties
Name of related parties	Relationship
Ms. Fen Ye	Controlling shareholder
Mr. Biao Wei	A close family member of Ms. Fen Ye
Ms. Chun E Ye	A close family member of Ms. Fen Ye
Mr. Wu Wei	A close family member of Mr. Biao Wei
Lishui Yuanmeng Training Company Limited (“Yuanmeng”)	Controlled by Mr. Biao Wei
Lianwai Kindergarten	Controlled by Ms. Fen Ye

Schedule of balances with related parties
	For the years ended December 31,
	2020	2021	2022
Rental revenue:
–Yuanmeng	914,287	152,382	-
–Lianwai Kindergarten	754,285	754,285	754,285
Total	1,668,572	906,667	754,285

	For the years ended December 31,
	2020	2021	2022
Loans lent to related parties:
Mr. Wu Wei	661,208	-	-
Ms. Chun E Ye	21,500,000	-	-
Total	22,161,208	-	-

	For the years ended December 31,
	2020	2021	2022
Repayments of loans to related parties:
Mr. Wu Wei	661,208	-	-
Ms. Chun E Ye	27,478,355	-	-
Total	28,139,563	-	-

Schedule of balances with related parties
	As of December 31,
	2021	2022
Due to a related party:
Lianwai Kindergarten	323,400	323,400
Total	323,400	323,400

Schedule of balances with affected entity
	As of December 31,
	2021	2022
Due to Affected Entity:
Payables to Affected Entity, current	308,782,975	23,584,906
Payables to Affected Entity, non-current	-	216,176,563
Total	308,782,975	239,761,469

Schedule of group reached an agreement with affected entity to repay payables
	Nominal Payment	Unamortized Finance Costs
	RMB
2023	25,000,000	1,415,094
2024	-	-
2025	-	-
2026	-	-
2027	50,000,000	12,637,091
Thereafter	288,373,373	109,559,719
Total	363,373,373	123,611,904